Commitment (Tables)	12 Months Ended
Jun. 30, 2026
Commitment [Abstract]
Schedule of Commitments in Respect of Acquisition of Property, Plant and Equipment

The Company has the following commitments in respect of acquisition of property, plant and equipment:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Approved and contracted for	561,587	116,594	28,563